Contingent Liabilities And Commitments(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Contingent Liabilities Abstract [Abstract]
Schedule Of Guarantee Obligations Text Block [Text Block]

Details of payment guarantees as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Confirmed payment guarantees
Confirmed payment guarantees in Korean won
Payment guarantees for KB purchasing loan	￦	252,817	￦	196,517
Other payment guarantees		530,272		597,636

Sub-total		783,089		794,153

Confirmed payment guarantees in foreign currency
Acceptances of letter of credit		147,987		208,926
Letter of guarantees		60,853		53,210
Bid bond		46,984		51,528
Performance bond		563,506		604,311
Refund guarantees		778,779		592,925
Other payment guarantees in foreign currency		1,960,769		2,539,900

Sub-total		3,558,878		4,050,800

Financial guarantees
Payment guarantees for mortgage		57,446		50,497
Overseas debt guarantees		285,576		311,796
International financing guarantees in foreign currencies		46,953		110,070
Other financing payment guarantees		270,029		270,000

Sub-total		660,004		742,363

Total Confirmed acceptances and guarantees		5,001,971		5,587,316

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		2,250,542		1,745,340
Refund guarantees		384,959		686,843

Total Confirmed acceptances and guarantees		2,635,501		2,432,183

Total	￦	7,637,472	￦	8,019,499

Disclosure Of Credit Risk Exposure Of Payment Gurantees Explanatory Text Block [Text Block]

Payment guarantees that are exposed to credit risk as of December 31, 2018, are as follows:

	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
			(In millions of Korean won)
Confirmed payment guarantees
Grade 1	￦	3,726,259	￦	179	￦	—	￦	3,726,438
Grade 2		1,571,258		29,034		—		1,600,292
Grade 3		84,251		13,585		—		97,836
Grade 4		30,443		117,166		420		148,029
Grade 5		—		171		14,550		14,721

Sub-total		5,412,211		160,135		14,970		5,587,316

Unconfirmed acceptances and guarantees
Grade 1		1,102,478		1,747		—		1,104,225
Grade 2		1,180,137		17,795		—		1,197,932
Grade 3		25,749		16,225		—		41,974
Grade 4		9,627		66,186		—		75,813
Grade 5		—		219		12,020		12,239

Sub-total		2,317,991		102,172		12,020		2,432,183

Total	￦	7,730,202	￦	262,307	￦	26,990	￦	8,019,499

Schedule Of Acceptance And Guarantees By Counterparty Table Text Block [Text Block]

Acceptances and guarantees by counterparty as of December 31, 2017 and 2018, are as follows:

	2017
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	4,185,975	￦	1,913,114	￦	6,099,089	79.86
Small companies		621,834		492,369		1,114,203	14.59
Public and others		194,162		230,018		424,180	5.55

Total	￦	5,001,971	￦	2,635,501	￦	7,637,472	100.00

	2018
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	4,775,838	￦	1,901,951	￦	6,677,789	83.27
Small companies		617,458		423,947		1,041,405	12.99
Public and others		194,020		106,285		300,305	3.74

Total	￦	5,587,316	￦	2,432,183	￦	8,019,499	100.00

Schedule Of Acceptance And Guarantees By Industry Table Text Block [Text Block]

Acceptances and guarantees by industry as of December 31, 2017 and 2018, are as follows:

	2017
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	23,317	￦	7,353	￦	30,670	0.40
Manufacturing		2,799,593		1,270,721		4,070,314	53.29
Service		655,057		100,004		755,061	9.89
Whole sale & Retail		935,647		837,230		1,772,877	23.21
Construction		335,156		198,996		534,152	6.99
Public sector		165,249		129,944		295,193	3.87
Others		87,952		91,253		179,205	2.35

Total	￦	5,001,971	￦	2,635,501	￦	7,637,472	100.00

	2018
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	72,071	￦	3,736	￦	75,807	0.95
Manufacturing		2,981,245		1,451,657		4,432,902	55.27
Service		931,680		84,586		1,016,266	12.67
Whole sale & Retail		998,333		723,367		1,721,700	21.47
Construction		280,146		40,988		321,134	4.00
Public sector		165,571		36,256		201,827	2.52
Others		158,270		91,593		249,863	3.12

Total	￦	5,587,316	￦	2,432,183	￦	8,019,499	100.00

Disclosure Of Commitments Explanatory

Commitments as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	32,857,616	￦	37,340,727
Retail loan commitments		16,074,323		41,335,454
Credit line on credit cards		49,299,924		54,488,133
Purchase of other security investment and others		3,951,304		5,426,058

Sub-total		102,183,167		138,590,372

Financial Guarantees
Credit line		2,669,071		2,447,369
Purchase of security investment		354,800		436,800

Sub-total		3,023,871		2,884,169

Total	￦	105,207,038	￦	141,474,541